PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5.  Property and Equipment

Property and equipment consist of the following at December 31, 2012 and 2011:

	12/31/2012	12/31/2011
Office Equipment	$23,781	$23,781
Less: Accumulated depreciation	(7,153)	(2,397)
Net property and euipment	$16,628	$21,384

Depreciation expense was $4,756 and $2,256 for the years ended December 31, 2012 and 2011, respectively.